Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Financial Instruments

13. Financial Instruments

Fair value is defined by ASC 820, Fair Value Measurement (ASC 820) as the price that would be received upon selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs for the asset or liability.

The Company’s short-term investments consisted primarily of certificate of deposits held by financial institutions. Certificates of deposits are classified as Level 2 assets in accordance with ASC 820. The balance of certificate of deposits was $1.3 million and $1.0 million as of March 31, 2021 and December 31, 2020.

13. Financial Instruments

Fair value is defined by ASC 820, Fair Value Measurement (ASC 820) as the price that would be received upon selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs for the asset or liability.

The Company’s short-term investments consisted primarily of certificate of deposits held by financial institutions. Certificates of deposits are classified as Level 2 assets in accordance with ASC 820. The balance of certificate of deposits was $1.0 million and $3.3 million as of December 31, 2020 and 2019, respectively.